DIVIDENDS ON ORDINARY SHARES - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends declared and paid	£ 1,311	£ 1,530	£ 1,014
Special Dividend
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends declared and paid	£ 804	£ 750	£ 300